FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS

NOTE 13 - FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS

Fair Value Measurements

Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it transacts and considers assumptions that market participants would use when pricing the asset or liability. The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the measurement of fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date

Level 2 - Other than quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly through market collaboration, for substantially the full term of the asset or liability

Level 3 - Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any market activity for the asset or liability at measurement date

As of September 30, 2024 and 2023, the fair value of the Company’s cash and cash equivalents, accounts receivable, accounts payable, and other accrued liabilities approximated their carrying values due to the short-term nature of these instruments.

As discussed in Note 8, on January 9, 2023, the Company closed on a Private Placement for the sale by the Company of shares of the Company’s common stock and the issuance of pre-funded warrant to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and the issuance of warrant to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share. The warrants are initially exercisable commencing January 9, 2023 through their expiration date of July 9, 2028.

On November 2, 2023, the Company closed a private placement (the “November 2023 Private Placement”) with an institutional investor pursuant to which the Company sold an aggregate of $4.0 million of securities in a private placement consisting of (i) 130,000 shares of Common Stock, (ii) a pre-funded warrant to purchase 850,393 shares of Common Stock at an exercise price of $0.0001 per share, (iii) a five-year Series A Common Stock Purchase Warrant to purchase up to 980,393 shares of Common Stock with an exercise price of $3.83 per share and (iii) an 18-month Series B Common Stock Purchase Warrant (the “Series B Warrant”) to purchase up to 980,393 shares of Common Stock with an exercise price of $3.83 per share. Issuance costs associated with the November 2023 Private Placement were approximately $0.5 million.

In addition, as part of the November 2023 Private Placement, we agreed to amend the existing outstanding common stock purchase warrant held by the purchaser and issued in January 2023 to purchase up to an aggregate of 266,667 shares of Common Stock at an exercise price of $30.00 per share with an expiration date of July 5, 2028. Such amendment, which became effective upon the closing of the November 2023 Private Placement, reduced the exercise price of the January warrant to $3.83 per share and extended the expiration date of such warrant to November 2, 2028. The amendment also restated in its entirety the definition of “Black Scholes Value” contained in the January warrant which resulted in the classification of the warrant from liability to equity. The liability associated with those warrants was initially recorded at fair value in the Company’s consolidated balance sheet upon issuance, and subsequently re-measured as of March 31, 2023, June 30, 2023, September 30, 2023, and November 2, 2023 when the November 2023 Private Placement closed. The changes in the fair value between issuance, the March 31, 2023 measurement date, the June 30, 2023 measurement date, the September 30, 2023, and the November 2, 2023 measurement date are recorded as a component of other income (expense), in the consolidated statement of operations.

Recurring Fair Value Measurements

For the three and nine months ended September 30, 2024, the Company did not have any assets and liabilities classified as Level 1, Level 2 or Level 3. The Company concluded that the warrants issued in connection with the private placement, met the definition of a liability under ASC 480, Distinguishing Liabilities from Equity and classified the liability as Level 3. For the nine months ended September 30, 2023, the Company did not have any assets and liabilities classified as Level 1 or Level 2, and had a warranty liability measured at fair value using significant unobservable inputs (Level 3) of approximately $0.6 million.

The Company’s policy is to recognize asset or liability transfers among Level 1, Level 2 and Level 3 as of the actual date of the events or change in circumstances that caused the transfer. During the three and nine months ended September 30, 2024, and 2023 the Company had no transfers of its assets or liabilities between levels of the fair value hierarchy.

Significant Concentrations

Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents on deposit with financial institutions, the balances of which frequently exceed federally insured limits. Management monitors the soundness of these financial institutions and believes the Company’s risk is negligible. The Company has not experienced any losses in such accounts. If any of the financial institutions with whom the Company does business was to be placed into receivership, the Company may be unable to access the cash they have on deposit with such institutions. If the Company were unable to access cash and cash equivalents as needed, the financial position and ability to operate the business could be adversely affected. As of September 30, 2024, the Company had cash and cash equivalents with three financial institutions in the United States with an aggregate balance of $6.3 million.

Generally, credit risk with respect to accounts receivable is diversified due to the number of entities comprising the Company’s customer base and their dispersion across different geographies and industries. The Company performs ongoing credit evaluations on certain customers and generally does not require collateral on accounts receivable. No single customer represented more than 10% of our accounts receivable as of September 30, 2024. The Company maintains reserves for potential bad debts.

Supplier Concentration

As previously disclosed, the Company relies on third-party suppliers and contract manufacturers for the raw materials and components used in our appliances and to manufacture and assemble our products. As of September 30, 2024, the Company had five suppliers that accounted for approximately 80% of the Company’s total purchases during the year. The Company expects to maintain existing relationships with these vendors.

NOTE 14 - FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS

Fair Value Measurements

Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it transacts and considers assumptions that market participants would use when pricing the asset or liability. The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the measurement of fair value:

Level 1-Quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date

Level 2-Other than quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly through market collaboration, for substantially the full term of the asset or liability

Level 3-Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any market activity for the asset or liability at measurement date

As of December 31, 2023 and 2022, the fair value of the Company’s cash and cash equivalents, accounts receivable, accounts payable, and other accrued liabilities approximated their carrying values due to the short-term nature of these instruments.

As discussed in Note 8, on January 9, 2023, the Company closed on the Private Placement for the sale by the Company of shares of the Company’s common stock and the issuance of pre-funded warrant to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and the issuance of warrant to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share. The warrants are initially exercisable commencing January 9, 2023 through their expiration date of July 9, 2028. In addition, as part of the November 2023 Private Placement, we agreed to amend the existing outstanding common stock purchase warrant held by the purchaser and issued in January 2023 to purchase up to an aggregate of 266,667 shares of Common Stock at an exercise price of $30.00 per share with an expiration date of July 5, 2028. Such amendment, which became effective upon the closing of the November 2023 Private Placement, reduced the exercise price of the January warrant to $3.83 per share and extended the expiration date of such warrant to November 2, 2028. The amendment also restated in its entirety the definition of “Black Scholes Value” contained in the January warrant which resulted in the classification of the warrant from liability to equity. The liability associated with those warrants was initially recorded at fair value in the Company’s consolidated balance sheet upon issuance, and subsequently re-measured as of March 31, 2023, June 30, 2023, September 30, 2023, and November 2, 2023 when the November 2023 Private Placement closed. The changes in the fair value between issuance, the March 31, 2023 measurement date, the June 30, 2023 measurement date, the September 30, 2023, and the November 2, 2023 measurement date are recorded as a component of other income (expense), in the consolidated statement of operations.

Recurring Fair Value Measurements

For the years ended December 31, 2023 and 2022, the Company did not have any assets and liabilities classified as Level 1, Level 2 or Level 3. The Company has concluded that the warrants issued in connection with the private placement, met the definition of a liability under ASC 480, Distinguishing Liabilities from Equity and has classified the liability as Level 3.

The following table represent a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2023:

Warrant Liability
(In thousands)

Beginning balance, January 1	$-
Issuance of warrants	14,453
Exercise of warrants	(2,847)
Change in fair value upon re-measurement	(10,875)
Reclassification of warrant liabilities to additional paid-in-capital	(731)
Ending balance, December 31	$-

The Company has re-measured the liability to estimate fair value at November 2, 2023 as a result of the amendment described above, using the Black-Scholes option pricing model with the following assumptions:

	January 9, 2023	March 31, 2023	June 30, 2023	September 30, 2023	November 2, 2023

Measurement date closing price of Common Stock (1)	$36.00	$8.50	$12.75	$4.75	$3.62
Contractual term (years) (2)	5.5	5.3	5.0	4.8	5.0
Risk-free interest rate	3.6%	3.5%	4.1%	4.5%	4.6%
Volatility	100%	100%	100%	100%	100%
Dividend yield	0%	0%	0%	0%	0%

(1)	Based on the trading value of common stock of Vivos Therapeutics, Inc. as of January 9, 2023 and each presented period ending date.

(2)	The valuation of warrants is based on the expected term.

The Company’s policy is to recognize asset or liability transfers among Level 1, Level 2 and Level 3 as of the actual date of the events or change in circumstances that caused the transfer. During the years ended December 31, 2023 and 2022, the Company had no transfers of its assets or liabilities between levels of the fair value hierarchy.

Significant Concentrations

Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents on deposit with financial institutions, the balances of which frequently exceed federally insured limits. Management monitors the soundness of these financial institutions and believes the Company’s risk is negligible. The Company has not experienced any losses in such accounts. If any of the financial institutions with whom the Company does business was to be placed into receivership, the Company may be unable to access the cash they have on deposit with such institutions. If the Company were unable to access cash and cash equivalents as needed, the financial position and ability to operate the business could be adversely affected. As of December 31, 2023, the Company had cash and cash equivalents with three financial institutions in the United States with an aggregate balance of $1.6 million.

Generally, credit risk with respect to accounts receivable is diversified due to the number of entities comprising the Company’s customer base and their dispersion across different geographies and industries. The Company performs ongoing credit evaluations on certain customers and generally does not require collateral on accounts receivable. No single customer represented more than 10% of our accounts receivable as of December 31, 2023. The Company maintains reserves for potential bad debts.

Supplier Concentration

As previously disclosed, the Company relies on third-party suppliers and contract manufacturers for the raw materials and components used in our appliances and to manufacture and assemble our products. As of December 31, 2023, the Company had five suppliers that accounted for approximately 80% of the Company’s total purchases during the year. The Company expects to maintain existing relationships with these vendors.